UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ];             Amendment Number: ___
This Amendment (Check only one.):               [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Elias Asset Management
Address:   500 Essjay Rd.  Suite 220
           Williamsville, NY  14221
           -------------------------

Form 13F File Number:    28-04969
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kathy Strohmeyer
Title:  Operations Manager
Phone:  716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer               WILLIAMSVILLE, NY               07/30/03
------------------             -----------------               --------
[Signature]                     [City, State]                   [Date]

Report Type          (Check only one.):
[X]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

           Form 13F File NumberName

           28- 04969          _____________________-  [Repeat as necessary.]


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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                     0
                                                    -------
Form 13F Information Table Entry Total:               82
                                                    -------
Form 13F Information Table Value Total:             $252193
                                                    -------
                                                  (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

           No.       Form 13F File Number             Name

           ____      28-04969

           _____________________                __________________

           [Repeat as necessary.]




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Elias Asset Management
FORM 13F
30-Sep-03

                           Form 13F INFORMATION TABLE

   COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6    COLUMN 7         COLUMN 8
                                                     VALUE       SHRS OR   SH/  PUT/  INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS   CUSIP    (X$1000)      PRN AMT   PRN  CALL  DISCRETION    MANAGERS     SOLE  SHARED NONE
--------------           -------------- --------- ------------   --------  ---  -----  ----------  ----------   ------ ------ -----

Alcoa Inc.                   COM        013817101       5526        211237 SH           Sole                       211237
American Express Co.         COM        025816109       7187        159508 SH           Sole                       159508
American International
     Group                   COM        026874107       5929        102750 SH           Sole                       102750
Amgen Inc.                   COM        031162100       6171         95670 SH           Sole                        95670
Baxter International,
     Inc.                    COM        071813109       6927        238365 SH           Sole                       238365
ChevronTexaco Corp.          COM        166764100       6347         88825 SH           Sole                        88825
Cisco Systems Inc.           COM        17275R102       6073        309988 SH           Sole                       309988
Citigroup Inc.               COM        172967101       7498        164755 SH           Sole                       164755
Clear Channel
     Communications          COM        184502102       6240        162931 SH           Sole                       162931
DuPont E.I.                  COM        263534109       7243        181042 SH           Sole                       181042
EMC Corp. Mass               COM        268648102       5624        445286 SH           Sole                       445286
Emerson Electric Co.         COM        291011104       7473        141930 SH           Sole                       141930
Exxon Mobil Corp.            COM        30231G102       7797        213043 SH           Sole                       213043
General Electric Co.         COM        369604103       7732        259359 SH           Sole                       259359
Home Depot Inc.              COM        437076102       6683        209833 SH           Sole                       209833
Intel Corp.                  COM        458140100       8436        306526 SH           Sole                       306526
Marsh & McLennan Cos.        COM        571748102       7301        153359 SH           Sole                       153359
MedImmune, Inc.              COM        584699102       5819        176170 SH           Sole                       176170
Medtronic Inc.               COM        585055106       7462        159045 SH           Sole                       159045
Merck and Co.                COM        589331107        249          4925 SH           Sole                         4925
Merrill Lynch & Co.          COM        590188108       7710        144037 SH           Sole                       144037
Microsoft Inc.               COM        594918104       7936        285461 SH           Sole                       285461
Oracle Systems Corp.         COM        68389X105       5274        468829 SH           Sole                       468829
PPG Industries Inc.          COM        693506107       5189         99361 SH           Sole                        99361
Paychex Inc.                 COM        704326107       7094        208047 SH           Sole                       208047
Pepsico Inc.                 COM        713448108       6985        152406 SH           Sole                       152406
Pfizer Inc.                  COM        717081103       5736        188815 SH           Sole                       188815
Procter & Gamble             COM        742718109        294          3170 SH           Sole                         3170
Qualcomm Inc.                COM        747525103       6876        165010 SH           Sole                       165010
SBC Communications Inc.      COM        78387G103        242         10863 SH           Sole                        10863
Texas Instruments Inc.       COM        882508104       6762        296592 SH           Sole                       296592
Transocean Inc.              COM        G90078109       4439        221946 SH           Sole                       221946
United Technologies Corp.    COM        913017109       7672         99269 SH           Sole                        99269
Walt Disney Co.              COM        254687106       6531        323774 SH           Sole                       323774
IShares Russell 1000
     Value                              464287598       5019         97635 SH           Sole                        97635
IShares S&P SmallCap 600                464287804       1951         16620 SH           Sole                        16620
Ishares MSCI EAFE Index
     Fund                               464287465       1421         12145 SH           Sole                        12145
S & P Mid-Cap 400 Dep
     Rcpts                              595635103       5203         55735 SH           Sole                        55735
Asset Management Fund-Adj
      Rate                              045419108        160      16164.29 SH           Sole                     16164.29
Brandywine Fund                         10532D107        599     28142.956 SH           Sole                     28142.96
Eaton Vance Tax Managed
     Growth                             277919205        268       594.526 SH           Sole                      594.526
EuroPacific Growth Fund                 298706102       3398     127040.26 SH           Sole                     127040.3
Federated Index Tr
     Mini-Cap Fu                        31420E304        340         29110 SH           Sole                        29110
Managers Special Equity
     Fund                               561717208       1812     26559.741 SH           Sole                     26559.74
Small Cap Value #58                     783925688       1873    107258.694 SH           Sole                     107258.7
First Mutual Fund                       892880105       1211   143621.7525 SH           Sole                     143621.8
Citigroup Cap IX Pfd
     6.00%                              173066200        301         12050 SH           Sole                        12050
General Electric Capital
     Corp                               369622519        254          9800 SH           Sole                         9800
National Westminster Bank
     Ser                                638539700        215          8509 SH           Sole                         8509
Allegheny Energy Inc.        COM        017361106        265         29000 SH           Sole                        29000
Amgen Inc.                   COM        031162100       3106         48100 SH           Sole                        48100
BP PLC-Spons ADR             COM        055622104        334          7940 SH           Sole                         7940
BSB Bancorp Inc.             COM        055652101        278         10048 SH           Sole                        10048
Bank of New York             COM        064057102        311         10700 SH           Sole                        10700
Bankamerica Corp.            COM        060505104        278          3562 SH           Sole                         3562
Bristol-Myers Squibb Co.     COM        110122108        319         12430 SH           Sole                        12430
ChevronTexaco Corp.          COM        166764100        552          7728 SH           Sole                         7728
Coca-Cola                    COM                         206          4800 SH           Sole                         4800
Colgate - Palmolive          COM        194162103        313          5600 SH           Sole                         5600
Community Bank Systems       COM        203607106       1998         45500 SH           Sole                        45500
Computer Task Group          COM        205477102        668        190750 SH           Sole                       190750
DuPont E.I.                  COM        263534109        256          6396 SH           Sole                         6396
Exxon Mobil Corp.            COM        30231G102       2248         61424 SH           Sole                        61424
General Electric Co.         COM        369604103       2541         85246 SH           Sole                        85246
Gillette Co.                 COM        375766102        757         23664 SH           Sole                        23664
Home Depot Inc.              COM        437076102        284          8921 SH           Sole                         8921
Intel Corp.                  COM        458140100        242          8810 SH           Sole                         8810
International Business
     Machine                 COM        459200101        450          5091 SH           Sole                         5091
Jefferson Pilot Corp.        COM        475070108        202          4555 SH           Sole                         4555
Johnson & Johnson            COM        478160104        401          8100 SH           Sole                         8100
Merck and Co.                COM                         537         10600 SH           Sole                        10600
Microsoft Inc.               COM        594918104        278         10000 SH           Sole                        10000
Pfizer Inc.                  COM        717081103        241          7921 SH           Sole                         7921
Procter & Gamble             COM        742718109        223          2400 SH           Sole                         2400
Rand Capital Corp.           COM        DONTPRIC5         12         10000 SH           Sole                        10000
SBC Communications Inc.      COM        78387G103        202          9059 SH           Sole                         9059
Trustco Bank Corp.           COM        898349105        413         33440 SH           Sole                        33440
Union Pacific                COM        907818108        318          5460 SH           Sole                         5460
United Technologies Corp.    COM        913017109        309          4000 SH           Sole                         4000
WM Wrigley Jr. Co.           COM        982526105        332          6000 SH           Sole                         6000
Walgreen Co.                 COM        931422109        245          8000 SH           Sole                         8000
Wyeth                        COM        983024100        592         12840 SH           Sole                        12840
REPORT SUMMARY                      82 DATA RECORDS   252193               0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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